Employee Benefits (Details) - Schedule of defined benefit cost and liability assumptions - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Defined Benefit Cost And Liability Assumptions Abstract
Service cost			SFr 159,085	SFr 151,624	SFr 138,580
Net interest expense			1,878	2,053	5,137
Administration expense			6,030	3,166	4,051
Total defined costs for the year recognized in profit or loss	SFr 132,784	SFr 66,002	166,993	156,843	147,768
Actuarial loss (gain) arising from changes in financial assumptions			(74,284)	13,031	360,541
Actuarial loss (gain) arising from experience adjustments			463,238	45,881	(215,156)
Actuarial gain arising from demographic assumptions			(229,109)
Return on plan assets excluding interest income			(424,829)	(32,794)	(73,375)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)			SFr (264,984)	SFr 26,118	SFr 72,010
Discount rate			0.30%	0.20%	0.30%
Future salary increase			0.85%	0.60%	1.10%
Pension indexation			0.00%	0.00%	0.00%
Mortality and disability rates			BVG2015G	BVG2015G	BVG2015G